Vessels, detail (Details) $ in Thousands	6 Months Ended
Jun. 30, 2015 USD ($)
Movement in Property, Plant and Equipment [Roll Forward]
Vessels' cost, beginning balance	$ 333,078
Acquisitions and other vessel's costs	37,218
Vessels' cost, ending balance	370,296
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Accumulated depreciation, beginning balance	(26,984)
Depreciation for the period	(5,953)
Accumulated depreciation, ending balance	(32,937)
Property, Plant and Equipment, Net, by Type [Abstract]
Vessels' net book value, beginning balance	306,094
Vessel's net book value, ending balance	$ 337,359